Document and Entity Information	12 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Central Index Key	0000810902
Amendment Flag	false
Document Creation Date	Aug 22, 2013
Document Effective Date	Aug 22, 2013
Prospectus Date	Jan 28, 2013

B A R O N

F U N D S®

Baron Fifth Avenue Growth Fund

Supplement dated August 22, 2013 to Prospectus dated January 28, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective October 21, 2013, in connection with the principal investment strategy of Baron Fifth Avenue Growth Fund, the Prospectus of the Baron Funds® (the "Funds") is modified as follows:

On page 28 of the Prospectus, the first sentence of the paragraph under "Principal Investment Strategies of the Fund" that reads: "The Fund invests primarily in equity securities in the form of common stock of large-sized growth companies with market capitalizations of more than $5 billion at the time of purchase selected for their capital appreciation potential." is deleted in its entirety and replaced with "The Fund invests primarily in equity securities in the form of common stock of large-sized growth companies with market capitalizations of more than $10 billion at the time of purchase selected for their capital appreciation potential."

This information supplements the Prospectus dated January 28, 2013. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Supplement [Text Block]	bift_SupplementTextBlock

B A R O N

F U N D S®

Baron Fifth Avenue Growth Fund

Supplement dated August 22, 2013 to Prospectus dated January 28, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective October 21, 2013, in connection with the principal investment strategy of Baron Fifth Avenue Growth Fund, the Prospectus of the Baron Funds® (the "Funds") is modified as follows:

On page 28 of the Prospectus, the first sentence of the paragraph under "Principal Investment Strategies of the Fund" that reads: "The Fund invests primarily in equity securities in the form of common stock of large-sized growth companies with market capitalizations of more than $5 billion at the time of purchase selected for their capital appreciation potential." is deleted in its entirety and replaced with "The Fund invests primarily in equity securities in the form of common stock of large-sized growth companies with market capitalizations of more than $10 billion at the time of purchase selected for their capital appreciation potential."

This information supplements the Prospectus dated January 28, 2013. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON FIFTH AVENUE GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bift_SupplementTextBlock

B A R O N

F U N D S®

Baron Fifth Avenue Growth Fund

Supplement dated August 22, 2013 to Prospectus dated January 28, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective October 21, 2013, in connection with the principal investment strategy of Baron Fifth Avenue Growth Fund, the Prospectus of the Baron Funds® (the "Funds") is modified as follows:

On page 28 of the Prospectus, the first sentence of the paragraph under "Principal Investment Strategies of the Fund" that reads: "The Fund invests primarily in equity securities in the form of common stock of large-sized growth companies with market capitalizations of more than $5 billion at the time of purchase selected for their capital appreciation potential." is deleted in its entirety and replaced with "The Fund invests primarily in equity securities in the form of common stock of large-sized growth companies with market capitalizations of more than $10 billion at the time of purchase selected for their capital appreciation potential."

This information supplements the Prospectus dated January 28, 2013. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 22, 2013